UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 08/12/2008


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      51
Form 13F Information Table Value Total:       $154,620


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     3792   100653 SH       DEFINED                 96418        0     4235
American Intl Group Inc        COM              026874107     2978   112537 SH       DEFINED                106600        0     5937
Amgen Inc                      COM              031162100     1624    34445 SH       DEFINED                 31620        0     2825
Anadarko Petroleum             COM              032511107      211     2820 SH       SOLE                     2820        0        0
Automatic Data Processing Inc  COM              053015103     5366   128072 SH       DEFINED                120432        0     7640
Avery Dennison Corp            COM              053611109     3534    80441 SH       DEFINED                 75751        0     4690
BP P.L.C. Spons ADR            COM              055622104     1363    19592 SH       DEFINED                 19092        0      500
Bristol-Myers Squibb Co        COM              110122108      374    18200 SH       DEFINED                 17800        0      400
Capital One Finl Corp          COM              14040H105     1214    31945 SH       DEFINED                 28970        0     2975
Carnival Corp                  COM              143658300     4185   126976 SH       DEFINED                120981        0     5995
Chevron Corp New               COM              166764100      946     9541 SH       DEFINED                  7395        0     2146
Citigroup Inc                  COM              172967101      250    14921 SH       SOLE                    14921        0        0
Devon Energy Corp              COM              25179M103     6864    57120 SH       DEFINED                 54489        0     2631
Disney Walt Co.                COM              254687106     3617   115915 SH       DEFINED                110840        0     5075
EMC Corporation                COM              268648102     2609   177593 SH       DEFINED                165033        0    12560
Electronic Arts                COM              285512109     2287    51465 SH       DEFINED                 49075        0     2390
Exxon Mobil Corp               COM              30231G102     4937    56014 SH       DEFINED                 54614        0     1400
FPL Group Inc                  COM              302571104      440     6712 SH       SOLE                     6712        0        0
General Electric Co            COM              369604103     6422   240620 SH       DEFINED                239545        0     1075
Hewlett-Packard Co             COM              428236103     7468   168922 SH       DEFINED                161157        0     7765
Intl Business Machines         COM              459200101     6569    55422 SH       DEFINED                 52497        0     2925
JPMorgan Chase & Co            COM              46625H100     4036   117626 SH       DEFINED                111301        0     6325
Johnson & Johnson              COM              478160104     5100    79268 SH       DEFINED                 76518        0     2750
Kinder Morgan Energy Partners  COM              494550106      206     3700 SH       DEFINED                     0        0     3700
Marsh & McLennan Cos Inc       COM              571748102      303    11400 SH       SOLE                    11400        0        0
McDonalds Corp                 COM              580135101      643    11440 SH       DEFINED                 10240        0     1200
Medtronic Inc                  COM              585055106     2209    42689 SH       DEFINED                 40314        0     2375
Merck & Co Inc.                COM              589331107      201     5320 SH       DEFINED                  4420        0      900
Microsoft Corp                 COM              594918104     3999   145365 SH       DEFINED                139200        0     6165
Motorola Inc                   COM              620076109      865   117823 SH       DEFINED                115223        0     2600
Nighthawk Radiology Hldgs Inc  COM              65411N105      853   120470 SH       DEFINED                114310        0     6160
Nordstrom Inc                  COM              655664100     4318   142495 SH       DEFINED                137035        0     5460
Omnicom Group                  COM              681919106     6063   135102 SH       DEFINED                128602        0     6500
Pepsico Inc                    COM              713448108     6424   101019 SH       DEFINED                 95804        0     5215
Pfizer Inc                     COM              717081103     1191    68166 SH       DEFINED                 65556        0     2610
Pitney Bowes Inc               COM              724479100      780    22875 SH       SOLE                    22875        0        0
Procter & Gamble Company       COM              742718109     7992   131424 SH       DEFINED                126122        0     5302
Qualcomm Inc.                  COM              747525103      664    14960 SH       SOLE                    14960        0        0
Raytheon Co                    COM              755111507      426     7575 SH       SOLE                     7575        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      398     4866 SH       SOLE                     4866        0        0
Sara Lee Corp                  COM              803111103      154    12540 SH       SOLE                    12540        0        0
Schlumberger Limited           COM              806857108    10644    99075 SH       DEFINED                 94780        0     4295
Swift Energy Co                COM              870738101     5271    79791 SH       DEFINED                 77766        0     2025
Teva Pharmaceutical Inds ADR   COM              881624209     3299    72020 SH       DEFINED                 68100        0     3920
Texas Instruments Incorporated COM              882508104      451    16000 SH       SOLE                    16000        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2976   101008 SH       DEFINED                 96746        0     4262
Wal Mart Stores Inc            COM              931142103     8027   142832 SH       DEFINED                134487        0     8345
Walgreen Co.                   COM              931422109     5952   183097 SH       DEFINED                176167        0     6930
Western Union Corp             COM              959802109     3155   127642 SH       DEFINED                120607        0     7035
Williams Cos Inc               COM              969457100      254     6300 SH       DEFINED                     0        0     6300
Wyeth Corp                     COM              983024100      716    14926 SH       SOLE                    14926        0        0